TAXATION - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Accrued expenses	¥ 708	¥ 673
Loss carry forward	862	372
Accrued liability for customer reward related programs	85	68
Accrued staff salary	8	138
Others	321	207
Less: valuation allowance of deferred tax assets	(589)	(482)	¥ (238)	¥ (197)
Total deferred tax assets	1,395	976
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,574)	(3,592)
Net deferred tax liabilities	¥ (2,179)	¥ (2,616)